Note 10 - Convertible Preferred Stock (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	1 Months Ended
	Sep. 23, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2008	Apr. 30, 2009	Nov. 30, 2010	Apr. 30, 2012	Sep. 30, 2014	May 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Dec. 31, 2011	Jan. 31, 2012	Feb. 28, 2012	Dec. 31, 2012
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	940,189	382,000	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.53	$ 0.53	$ 0.53
Warrant Term	5 years	5 years
Warrant Liabilities Noncurrent				$ 624,000														$ 686,000
Fair Value Adjustment of Warrants			(52,000)	(62,000)
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | December 2008 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			10,000	7,000
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | April 2009 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			12,000		9,000
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | November 2010 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			2,000		2,000
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			3,000	2,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			9,000	5,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | May 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			2,000	6,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | June 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			4,000		12,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | September 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			0	12,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | November 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			1,000		2,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | January 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			4,000		2,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | February 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants			3,000		1,000
Series A Preferred Stock [Member] | December 2008 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				196,721		196,721
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.61		$ 0.61
Warrant Term						10 years
Warrant Liabilities Noncurrent				44,000		54,000
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						79.00%
Fair Value Assumptions, Risk Free Interest Rate						2.70%
Fair Value Assumptions, Expected Term						10 years
Series A Preferred Stock [Member] | April 2009 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				245,900			245,900
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.61			$ 0.61
Warrant Term							10 years
Warrant Liabilities Noncurrent				58,000			70,000
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Expected Volatility Rate							79.00%
Fair Value Assumptions, Risk Free Interest Rate							2.80%
Fair Value Assumptions, Expected Term							10 years
Series A Preferred Stock [Member] | November 2010 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				163,934				163,934
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.61				$ 0.61
Warrant Term								10 years
Warrant Liabilities Noncurrent				47,000				47,000
Fair Value Assumptions, Expected Dividend Rate								0.00%
Fair Value Assumptions, Expected Volatility Rate								79.00%
Fair Value Assumptions, Risk Free Interest Rate								2.90%
Fair Value Assumptions, Expected Term								10 years
Series A Preferred Stock [Member] | April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				73,770					73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.61					$ 0.61
Warrant Term									10 years
Warrant Liabilities Noncurrent				25,000					27,000
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Volatility Rate									92.00%
Fair Value Assumptions, Risk Free Interest Rate									1.98%
Fair Value Assumptions, Expected Term									10 years
Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount										$ 0.0488
Preferred Stock, Dividends Per Share, Declared										$ 0
Preferred Stock, Conversion Price										$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion										30,000,000
Series B Preferred Stock [Member] | April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,351,019					2,351,019
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05					$ 0.05
Warrant Term									10 years
Warrant Liabilities Noncurrent				73,000					99,000
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Volatility Rate									84.00%
Fair Value Assumptions, Risk Free Interest Rate									2.00%
Fair Value Assumptions, Expected Term									10 years
Series B Preferred Stock [Member] | May 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,000,000							2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05							$ 0.05
Warrant Term											10 years
Warrant Liabilities Noncurrent				54,000							84,000
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											84.00%
Fair Value Assumptions, Risk Free Interest Rate											3.20%
Fair Value Assumptions, Expected Term											10 years
Series B Preferred Stock [Member] | June 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				4,000,000								4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05								$ 0.05
Warrant Term												10 years
Warrant Liabilities Noncurrent				108,000								168,000
Fair Value Assumptions, Expected Dividend Rate												0.00%
Fair Value Assumptions, Expected Volatility Rate												84.00%
Fair Value Assumptions, Risk Free Interest Rate												3.20%
Fair Value Assumptions, Expected Term												10 years
Series B Preferred Stock [Member] | September 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				4,000,000									4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05									$ 0.05
Warrant Term													10 years
Warrant Liabilities Noncurrent				108,000									168,000
Fair Value Assumptions, Expected Dividend Rate													0.00%
Fair Value Assumptions, Expected Volatility Rate													84.00%
Fair Value Assumptions, Risk Free Interest Rate													2.00%
Fair Value Assumptions, Expected Term													10 years
Series B Preferred Stock [Member] | November 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,000,000										1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05										$ 0.05
Warrant Term														10 years
Warrant Liabilities Noncurrent				28,000										42,000
Fair Value Assumptions, Expected Dividend Rate														0.00%
Fair Value Assumptions, Expected Volatility Rate														84.00%
Fair Value Assumptions, Risk Free Interest Rate														2.10%
Fair Value Assumptions, Expected Term														10 years
Series B Preferred Stock [Member] | December 2011 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,000,000											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05											$ 0.05
Warrant Term															10 years
Warrant Liabilities Noncurrent				28,000											41,000
Fair Value Assumptions, Expected Dividend Rate															0.00%
Fair Value Assumptions, Expected Volatility Rate															84.00%
Fair Value Assumptions, Risk Free Interest Rate															1.80%
Fair Value Assumptions, Expected Term															10 years
Series B Preferred Stock [Member] | January 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				910,445												910,445
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05												$ 0.05
Warrant Term																10 years
Warrant Liabilities Noncurrent				28,000												37,000
Fair Value Assumptions, Expected Dividend Rate																0.00%
Fair Value Assumptions, Expected Volatility Rate																84.00%
Fair Value Assumptions, Risk Free Interest Rate																1.80%
Fair Value Assumptions, Expected Term																10 years
Series B Preferred Stock [Member] | February 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				738,535													738,535
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.05													$ 0.05
Warrant Term																	10 years
Warrant Liabilities Noncurrent				23,000													31,000
Fair Value Assumptions, Expected Dividend Rate																	0.00%
Fair Value Assumptions, Expected Volatility Rate																	84.00%
Fair Value Assumptions, Risk Free Interest Rate																	1.98%
Fair Value Assumptions, Expected Term																	10 years
Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount										$ 0.004
Preferred Stock, Dividends Per Share, Declared										$ 0
Preferred Stock, Conversion Price										$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion										$ 30,000,000
April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.61